SCHEDULE OF RECONCILES SEGMENT NET OPERATING INCOME TO PROFIT BEFORE TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating income	$ 9,238,998	$ 8,698,607	$ 18,133,453	$ 16,564,151
Unallocated revenue	39,842	8,377	97,055	36,020
General and administrative	(4,556,683)	(1,076,238)	(6,250,780)	(2,197,893)
Investment property valuation gain	4,550,714	305,441	9,749,988	10,276,377
Interest income from affiliates		158,113	302,808	314,488
Financing costs	(5,808,977)	(12,134,876)	(11,371,356)	(17,636,918)
Net foreign currency gain (loss)	(158,361)	64,474	(176,605)	229,772
Gain on sale of asset held for sale		1,022,853		1,022,853
Other income	10,837,729	52,917	11,148,259	99,510
Other expenses	(1,172,442)	(54,225)	(7,344,817)	(138,422)
Profit before taxes	12,970,820	(2,954,557)	(30,181,608)	8,569,938
Revenue	10,986,936	9,989,772	21,470,398	19,239,758
Investment property operating expense	(1,708,096)	(1,282,788)	(3,239,890)	(2,639,587)
Net operating income	9,238,998	8,698,607	18,133,453	16,564,151
Listing expense			(44,469,613)
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Net operating income					$ 34,184,829	$ 26,483,130	$ 21,466,566
Unallocated revenue					108,564	92,998	42,142
General and administrative					(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain					20,151,026	3,525,692	12,610,127
Interest income from affiliates					664,219	561,372	424,838
Financing costs					(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)					284,706	299,762	(707,570)
Gain on sale of asset held for sale					1,022,853
Other income					307,822	100,127	151,391
Other expenses					(6,132,636)	(611,173)	(1,367,647)
Profit before taxes					12,136,627	13,677,740	17,426,088
Revenue					39,436,343	31,983,567	25,596,073
Investment property operating expense					(5,142,950)	(5,407,439)	(4,087,365)
Net operating income					34,184,829	26,483,130	21,466,566
Gain (loss) on sale of investment properties					1,165,170	(398,247)
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Net operating income	1,727,937	1,807,956	3,824,784	3,312,028
General and administrative	(317,328)	(250,761)	(553,486)	(463,038)
Financing costs	(1,619,037)	(1,804,661)	(3,518,830)	(3,364,448)
Revenue	2,019,177	2,066,829	4,358,549	3,781,404
Investment property operating expense	(291,240)	(258,873)	(533,765)	(469,376)
Net operating income	1,727,937	1,807,956	3,824,784	3,312,028
Reportable segments [member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Net operating income					7,049,037	5,091,485	4,259,864
General and administrative					(1,182,837)	(897,455)	(1,048,445)
Financing costs					(8,068,416)	(6,267,603)	(2,753,390)
Revenue					8,038,441	5,690,569	4,714,197
Investment property operating expense					(989,404)	(599,084)	(454,333)
Net operating income					7,049,037	5,091,485	4,259,864
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Net operating income	2,390,387	1,949,527	4,368,291	3,749,663
General and administrative	(363,426)	(64,928)	(605,220)	(314,615)
Financing costs	(1,311,360)	(839,287)	(2,424,049)	(1,774,096)
Revenue	2,934,997	2,432,604	5,366,057	4,688,955
Investment property operating expense	(544,610)	(483,077)	(997,766)	(939,292)
Net operating income	2,390,387	1,949,527	4,368,291	3,749,663
Reportable segments [member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Net operating income					7,784,111	7,062,677	4,207,047
General and administrative					(1,745,286)	(765,572)	(721,501)
Financing costs					(5,431,535)	(1,997,204)	(1,421,466)
Revenue					9,260,197	8,350,957	5,244,208
Investment property operating expense					(1,476,086)	(1,288,280)	(1,037,161)
Net operating income					7,784,111	7,062,677	4,207,047
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Net operating income	5,120,674	4,941,124	9,940,378	9,502,460
General and administrative	(724,167)	(571,752)	(1,476,846)	(1,080,710)
Financing costs	(2,878,580)	(9,155,482)	(5,428,477)	(11,787,327)
Revenue	5,992,920	5,481,962	11,648,737	10,733,379
Investment property operating expense	(872,246)	(540,838)	(1,708,359)	(1,230,919)
Net operating income	5,120,674	4,941,124	9,940,378	9,502,460
Reportable segments [member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Net operating income					19,351,681	14,328,968	12,999,655
General and administrative					(2,945,824)	(2,421,168)	(3,017,494)
Financing costs					(17,611,113)	(3,483,685)	(5,620,317)
Revenue					22,029,141	17,849,043	15,595,526
Investment property operating expense					(2,677,460)	(3,520,075)	(2,595,871)
Net operating income					19,351,681	14,328,968	12,999,655
Reportable segments [member] | Unallocated revenue [member]
IfrsStatementLineItems [Line Items]
General and administrative	(3,151,762)	(188,797)	(3,615,228)	(339,530)
Financing costs		(335,446)		(711,047)
Revenue	$ 39,842	$ 8,377	$ 97,055	$ 36,020
Reportable segments [member] | Unallocated revenue [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
General and administrative					(2,634,915)	(525,000)	(606,761)
Financing costs						(18,234)	(4,385)
Revenue					$ 108,564	$ 92,998	$ 42,142